Shareholder Report, Holdings (Details) - C000009557 [Member]	Dec. 31, 2024
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.19%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.02%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.05%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.89%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%